Shareholder Report, Average Annual Return (Details) 190470_GuidePath Growth Allocation Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Growth Allocation Fund RS Shares
Average Annual Return, Percent	(1.14%)
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent	(1.89%)
S&P Target Risk Aggressive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Average Annual Return, Percent	(0.47%)